Investment Strategy - Astoria Real Assets ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets in investments providing significant exposure to real assets (“real asset-related investments”). The Fund’s real asset-related investments consist of securities across multiple asset classes that have the potential to benefit, either directly or indirectly, from increases in the rate of rising costs of goods and services (i.e., inflation). The Fund considers an equity security of a company to be a real asset-related investment if it either (i) derives at least 50% of its revenues or profits from, or (ii) has at least 50% of its assets committed to, real assets (i.e., assets that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities). The Fund’s investments in equity interests are generally expected to include common stock, general and limited partnership interests of publicly-traded master limited partnerships (“MLPs”), and units of royalty trusts. Real asset-related investments considered for investment by the Fund also include (i) commodity/natural resource-related securities, such as equity securities of companies engaged in the energy, industrial, and materials sectors, (ii) global real estate-related securities, including equity securities of real estate investment trusts (“REITs”), (iii) global inflation-linked securities, including inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS”, and (iv) investments in other ETFs (“Underlying ETFs”) that directly or indirectly invest in equity securities that qualify as real asset-related investments, investment grade fixed income securities (including TIPS) and/or commodities (including, but not limited to, crude oil, copper, natural gas, gold, silver, platinum, palladium, soybean, live cattle, coffee and corn). The Underlying ETFs typically gain exposure to commodities through the use of commodity-linked derivatives, including futures contracts.

Although the majority of the Fund’s portfolio securities are expected to be of issuers that are either domiciled in or earn a majority of their revenues from activities within the United States, the Fund also may have significant exposure, to issuers that are either domiciled in or earn a majority of their revenues from activities within Asia, Canada, or Europe. The Fund may invest in non-U.S. securities, including depositary receipts.

AXS Investments LLC serves as the Fund’s investment advisor (the “Advisor”) and Astoria Portfolio Advisors LLC serves as the investment sub-advisor to the Fund (“Astoria”). Astoria manages the investment strategy and portfolio selection for the Fund.

In pursuing its investment strategy, Astoria seeks to identify real asset-related investments that it believes are positioned to benefit from a sustained inflationary environment, such as companies the overall profits of which are expected to increase with rising consumer, producer, and raw material prices (“real asset-related companies”). Examples of real asset-related companies that Astoria believes may benefit from a rising interest rate environment include, but are not limited to, companies producing industrial machinery, metals and steel, and companies engaged in the exploration, production, transportation and mining of commodity assets, such as oil, gas, coal, agriculture, minerals and other real assets, including the passive ownership of royalties or production streams of such assets.

In selecting investments for the Fund’s portfolio, Astoria employs a top-down quantitative approach selecting the companies which pass various fundamental screens, such as valuations, growth prospects, quality ratios, and momentum measures. Astoria’s research and analysis seeks to leverage data from a variety of external sources as well as internal research in order to identify and capitalize on trends that have implications for individual companies, sectors or commodities exposures. Astoria expects to sell portfolio holdings when it determines they no longer fit the Fund’s investment strategy or are no longer attractively valued on a fundamental basis.

The Fund may invest up to 20% of its net assets in the equity securities of financial services companies that are not real asset-related investments.

In addition, the Fund may invest up to 20% of its net assets in exchange-traded products that hold crypto assets directly (“Spot Crypto Asset ETPs”) and ETFs that primarily hold crypto asset futures contracts (“Crypto Asset Futures ETFs” and together with Spot Crypto Asset ETPs, “Crypto Asset ETFs”) and companies within the crypto asset and blockchain industries. Crypto assets (also referred to as “cryptocurrencies”, “virtual currencies”, and “digital currencies”) are digital assets that are designed to act as a medium of exchange. Crypto assets are not issued by a government, bank, or central organization, and they exist via online, peer-to-peer computer networks that host public transaction ledgers where transfers are recorded on a blockchain. A company is considered to be within the crypto asset or blockchain industry if, for example, it: mines, validates, or processes crypto asset transactions (e.g., bitcoin miners, validators); develops, provides, or supports blockchain-related software, hardware, or services (e.g., blockchain platforms, wallets, smart contract developers); offers crypto-related financial services (e.g., trading platforms, brokers, lenders, custodians); accepts or processes crypto asset payments (e.g., merchants, payment processors); provides infrastructure or support services for blockchain or crypto asset companies (e.g., data centers, security providers); develops or uses blockchain technology for operational purposes (e.g., supply chain management, identity verification); invests in or owns crypto assets or blockchain-related assets (e.g., venture capital firms, investment funds); provides education, research, or consulting services related to blockchain or crypto assets (e.g., research institutions, consulting firms). The Fund may also invest in option contracts linked to Crypto Assets ETFs. The options contracts are listed, traded and cleared on regulated U.S. exchanges. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the asset underlying the option (in this case, the Crypto Asset ETF) at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying reference asset upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying reference asset (put). The Fund may utilize both European and American style options. An option is said to be “European Style” when it can be exercised only at expiration, whereas an “American Style” option can be exercised at any time prior to expiration.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets in investments providing significant exposure to real assets (“real asset-related investments”).